Stock Options (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Abstract
Schedule of incentive stock options granted under the Plan

The Company had the following incentive stock options granted under the 2019 Plan, 2016 Plan, and Plan that are issued and outstanding as at March 31, 2020:

	Exercise	Balance				Balance
Expiry Date	Price (CDN$)	March 31, 2019	Granted	Exercised	Forfeited	March 31, 2020
December 23, 2019	$0.25	2,934,717	—	(635,044)	(2,299,673)	—
March 25, 2020	$0.25	200,000	—	(200,000)	—	—
May 26, 2020	$0.60	150,000	—	—	—	150,000
July 10, 2020	$0.55	50,000	—	—	—	50,000
February 4, 2021	$0.35	500,000	—	—	(100,000)	400,000
May 6, 2021	$0.35	530,000	—	—	(10,000)	520,000
October 27, 2021	$0.62	500,000	—	—	—	500,000
February 2, 2022	$0.75	665,000	—	—	(208,000)	457,000
May 26, 2022	$0.60	200,000	—	—	(200,000)	—
May 26, 2022	$0.75	1,037,500	—	—	—	1,037,500
December 18, 2022	$0.45	235,000	—	—	(60,000)	175,000
May 4, 2023	$0.50	630,000	—	—	(100,000)	530,000
November 30, 2023	$0.43	350,000	—	—	—	350,000
February 12, 2024	$0.50	650,000	—	—	(100,000)	550,000
January 30, 2022	$0.37	—	175,000	—	—	175,000
January 30, 2025	$0.37	—	2,235,000	—	—	2,235,000
Total outstanding		8,632,217	2,410,000	(835,044)	(3,077,673)	7,129,500
Total exercisable		6,883,717				4,408,250
Weighted Average
Exercise Price (CDN$)		$0.45	$0.37	$0.25	$0.33	$0.50
Weighted Average Remaining Life						3.0 years

1.  150,000 options exercisable at CAD $0.60 per share expired unexercised on May 26, 2020 and 50,000 options exercisable at CAD $0.55 per share expired unexercised on July 10, 2020.

The Company had the following incentive stock options granted under its Plan and 2016 Plan that are issued and outstanding at March 31, 2019:

	Exercise	Balance				Balance
Expiry Date	Price (CDN$)	March 31, 2018	Granted	Exercised	Forfeited	March 31, 2019
July 3, 2018	$0.40	50,000	—	—	(50,000)	—
July 3, 2018	$0.25	750,000	—	(50,000)	(700,000)	—
September 1, 2018	$0.25	20,000	—	(20,000)	—	—
December 23, 2019	$0.25	275,000	—	—	—	275,000
December 23, 2019	$0.25	2,984,717	—	(600,000)	—	2,384,717
December 23, 2019	$0.25	300,000	—	—	(25,000)	275,000
July 10, 2020	$0.55	50,000	—	—	—	50,000
March 25, 2020	$0.25	200,000	—	—	—	200,000
May 26, 2020	$0.60	150,000	—	—	—	150,000
February 4, 2021	$0.35	500,000	—	—	—	500,000
May 6, 2021	$0.35	530,000	—	—	—	530,000
October 27, 2021	$0.62	500,000	—	—	—	500,000
February 2, 2022	$0.75	715,000	—	—	(50,000)	665,000
May 26, 2022	$0.60	200,000	—	—	—	200,000
May 26, 2022	$0.75	1,037,500	—	—	—	1,037,500
December 18, 2022	$0.45	235,000	—	—	—	235,000
May 4, 2023	$0.50	—	630,000	—	—	630,000
November 20, 2023	$0.43	—	350,000	—	—	350,000
February 12, 2024	$0.50		650,000			650,000
Total outstanding		8,497,217	1,630,000	(670,000)	(825,000)	8,632,217
Total exercisable		7,003,717				6,883,717
Weighted Average
Exercise Price (CDN$)		$0.41	$0.48	$0.25	$0.29	$0.45
Weighted Average Remaining Life						2.3 years

The Company had the following incentive stock options granted under its Plan and 2016 Plan that were issued and outstanding at March 31, 2018:

		Incentive Stock Options

	Exercise	Balance				Balance
Expiry Date	Price (CDN$)	March 31, 2017	Granted	Exercised	Forfeited	March 31, 2018
April 25, 2017	$0.82	25,000	—	—	(25,000)	—
July 3, 2017	$0.25	45,000	—	(45,000)	—	—
February 22, 2018	$0.25	250,000	—	(250,000)	—	—
July 3, 2018	$0.40	150,000	—	(100,000)	—	50,000
July 3, 2018	$0.25	750,000	—	—	—	750,000
September 1, 2018	$0.25	20,000	—	—	—	20,000
December 23, 2019	$0.25	375,000	—	(100,000)	—	275,000
December 23, 2019	$0.25	3,884,717	—	(900,000)	—	2,984,717
December 23, 2019	$0.25	300,000	—	—	—	300,000
July 10, 2020	$0.55	—	50,000	—	—	50,000
March 25, 2020	$0.25	200,000	—	—	—	200,000
May 26, 2020	$0.60	—	150,000	—	—	150,000
September 1, 2020	$0.25	100,000	—	(100,000)	—	—
February 4, 2021	$0.35	500,000	—	—	—	500,000
May 6, 2021	$0.35	530,000	—	—	—	530,000
October 27, 2021	$0.62	500,000	—	—	—	500,000
February 2, 2022	$0.75	715,000	—	—	—	715,000
May 26, 2022	$0.60	—	200,000	—	—	200,000
May 26, 2022	$0.75	—	1,037,500	—	—	1,037,500
December 18, 2022	$0.45	—	260,000	—	(25,000)	235,000
Total outstanding		8,344,717	1,697,500	(1,495,000)	(50,000)	8,497,217
Total exercisable		6,272,217				7,003,717
Weighted Average
Exercise Price (CDN$)		$0.33	$0.67	$0.26	$0.65	$0.41
Weighted Average Remaining Life						2.5 years

Schedule of weighted-average assumptions used for valuation of stock option grants
For the year ended	March 31, 2020	March 31, 2019	March 31, 2018
Share price on grant date	CDN$0.37	CDN$0.47	CDN$0.56
Exercise price	CDN$0.37	CDN$0.48	CDN$0.57
Risk-free interest rate	1.35%	1.31%	1.07%
Expected life of options	5 years	5 years	5 years
Annualized volatility (1)	73%	100%	100%
Dividend rate	n/a	n/a	n/a
(1) Expected volatility was determined by reference to historical volatility.